Stockholders’ Equity and Equity-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation	$ 1,018	$ 1,408	$ 2,944	$ 4,024
Cost of revenue [Member]
Share-based Compensation	84	71	225	199
Selling and marketing [Member]
Share-based Compensation	65	74	175	175
R&D [Member]
Share-based Compensation	70	139	249	436
G&A [Member]
Share-based Compensation	$ 799	$ 1,124	$ 2,295	$ 3,214